SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

17. SEGMENT REPORTING

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The profitability measure employed by the Company’s CODM for allocating resources to operating segments and assessing operating segment performance is operating loss. The CODM does not receive or regularly review asset information when allocating resources and assessing segment performance.

Therefore, asset information by segment has not been disclosed. Substantially all of the Company’s identifiable assets are located in the United States. The Company currently does not have substantial sales outside the United States, nor does any customer represent more than 10 percent of total revenues for any period presented.

There were no material inter-segment net sales and expenses to be eliminated in computing total revenue and operating income. In addition, the Company allocates its selling, general and administrative expenses to its segment results based on usage, which is generally reflected in the segment in which the costs are incurred. The following table provides information for the Company’s reportable segments, including product category disaggregation for its Retail segment:

Information about Reported Segment Profit or Loss

		Software &
	Retail	Services	Total
For the Three Months Ended March 31, 2022
Grocery net revenue	$30,539	$—	$30,539
Home & Household net revenue	12,688	—	12,688
Other net revenue (1)	1,169	—	1,169
Software & Services net revenue	—	2,230	2,230
Total net revenue	$44,396	$2,230	$46,626
Operating income (loss)	$(30,282)	$1,272	$(29,010)
For the Three Months Ended March 31, 2021
Total net revenue	$39,876	$982	$40,858
Operating income (loss)	$(13,533)	$241	$(13,292)
(1)	Includes revenues related to our subscription services program, advertising and marketing fees, and third-party marketplace service fees.

18.SEGMENT REPORTING

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The profitability measure employed by the Company’s CODM for allocating resources to operating segments and assessing operating segment performance is operating profit or loss. The CODM does not receive or regularly review asset information when allocating resources and assessing segment performance. Therefore, asset information by segment has not been disclosed. Substantially all of the Company’s identifiable assets are located in the United States. The Company currently does not have sales outside the United States, nor does any customer represent more than 10 percent of total revenues for any period presented.

There were no material inter-segment net sales and expenses to be eliminated in computing total revenue and operating income. In addition, the Company allocates its selling, general and administrative expenses to its segment results based on usage, which is generally reflected in the segment in which the costs are incurred. Prior to fiscal year 2021, the Company did not accumulate net revenue information by product or groups of products, and therefore did not disclose net revenue by product because to do so would be impracticable. The following table provides information for the Company’s reportable segments, including product category disaggregation for its Retail segment beginning in fiscal year 2021:

Information about Reported Segment Profit or Loss

		Software &
	Retail	Services	Total
For the Year Ended December 31, 2021
Grocery net revenue	$98,925,157	$—	$98,925,157
Home & Household net revenue	53,352,950	—	53,352,950
Other net revenue(1)	4,711,003	—	4,711,003
Software & Services net revenue	—	20,277,567	20,277,567
Total net revenue	$156,989,110	$20,277,567	$177,266,677
Operating income (loss)	$(64,863,125)	$15,820,315	$(49,042,810)

For the Year Ended December 31, 2020
Total net revenue	$187,173,834	$—	$187,173,834
Operating income (loss)	$(26,244,100)	$(2,442,662)	$(28,686,762)

For the Year Ended December 31, 2019
Total net revenue	$173,692,897	$300,000	$173,992,897
Operating income (loss)	$(63,082,583)	$(2,610,740)	$(65,693,323)
(1)	Includes revenues related to our subscription services program, advertising and marketing fees, and third-party marketplace service fees.